SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of share-based compensation expenses
The following table presents the classification of the Company’s share-based compensation expenses:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Origination and servicing	1,620	2,516	10,345
General and administrative	24,326	29,734	80,599
Research and development	28,619	22,820	48,578
Sales and marketing	34,831	12,708	8,060

Total	89,396	67,778	147,582

Summary of assumptions to estimate fair value of options at date of grant
The following assumptions were applied to estimate the fair value of the options granted in 2016, 2018 and 2019 at the date of grant:

	September 2016	October 2018	November 2019
Average risk-free rate of interest	2.54%	3.32%	1.57%-1.69%
Estimated volatility rate	50.46%	44.32%	42.86%-45.28%
Dividend yield	0.00%	0.00%	0.00%
Time to maturity	4.5 years	4.5 years	0-3 years
Fair value per underlying ordinary share	RMB 21.38	RMB 88.13	RMB 53.43

Summary of aggregate option activity
The summary of the aggregate option activity and information regarding options outstanding as of December 31, 2019 is as follows:

	Number of Options (in ‘000s)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
		RMB	Years	RMB
Options outstanding at December 31, 2018	11,437	3.5	3.55	357,993
Options granted in 2019	288
Options forfeited in 2019	(2,480)
Options cancelled in 2019	(3,546)

Options outstanding at December 31, 2019	5,699	3.5	2.51	189,093
Options exercisable at December 31, 2019	1,674	3.5	2.51	49,567
Options vested or expected to be vested at December 31, 2019	5,699	3.5	2.51	189,093